1 General information (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2020 ARS ($)
Disclosure of detailed information about borrowings [line items]
Awarded percentage	51.00%
Description of economic conditions	o Economic contraction by an estimated 11.8% for 2020 (IMF – October 2020 World Economic Outlook Report); o Increase of both public spending and the fiscal deficit; o Inflation rate of 36% in 2020 that is expected not only to continue but in fact to increase over time; o 41% devaluation of the Argentine peso against the United States dollar, considering the BNA’s rate of exchange, with the gap between the official and the blue-chip swap dollar exchange rates amounting to 67%; o Imposition of currency restrictions by the monetary authority, which directly affect the value of the foreign currency for certain restricted foreign exchange transactions taking place outside the MULC.
Wholesale Electricity Market ("MEM") [member] | Loans (mutuum) with CAMMESA [member]
Disclosure of detailed information about borrowings [line items]
Maturity	maturities taking place in March 2020
Principal balance	$ 19,008
Interest and charges	$ 2,376